STOCKHOLDERS' EQUITY (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant, Beginning		3,273,029	1,959,036
Shares available for grant, Grants		0	0
Shares available for grant, Exercises		0	0
Shares available for grant, Ending		1,548,029	3,273,029
Number of shares, Beginning		6,263,711	5,999,599
Number of shares, Grants		1,725,000	2,195,000
Number of shares, Exercises		0	0
Number of shares, Cancellations	[1]	(857,500)	(1,930,888)
Number of shares, Ending		7,131,211	6,263,711
Number of shares, Vested and expected to vest		7,020,866
Number of shares, Exercisable		4,639,961
Weighted-average exercise price, Beginning		$ 0.58	$ 1.02
Weighted-average exercise price, Grants		0.33	0.19
Weighted-average exercise price, Exercises		0	0
Weighted-average exercise price, Cancellations	[1]	0.41	1.54
Weighted-average exercise price, Ending		0.30	0.58
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price, Beginning		0.14	0.14
Weighted-average exercise price, Grants		0.19	0.16
Weighted-average exercise price, Cancellations	[1]	0.14	0.16
Weighted-average exercise price, Ending		0.14	0.14
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price, Beginning		3.21	3.82
Weighted-average exercise price, Grants		0.40	0.21
Weighted-average exercise price, Cancellations	[1]	3.21	3.82
Weighted-average exercise price, Ending		$ 3.00	$ 3.21

[1]	Cancellations in 2015 and a portion of the 2014 cancellations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.